Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss using simplified method (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 175,188	R$ 82,628
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	166,647	73,773
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	138,185	65,215
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	81,988	55,485
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	81,988	55,485
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,531	6,418
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,531	6,418
Evaluated at amortized cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	49,666	3,312
Evaluated at amortized cost | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 49,666	R$ 3,312